Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Borqs Technologies, Inc.
Entity Central Index Key	0001650575
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Emerging Growth Company	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	31,307,522
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	D8
Entity File Number	001-37593